Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Revenue from services	$ 782,710	$ 928,572	$ 305,301
Revenue from products	107,759	83,467	80,146
Revenue from transfer of intellectual property and other	75,537	105,455	62,070
Total revenues	966,006	1,117,494	447,517
Costs and expenses:
Cost of service revenue	558,953	564,103	193,305
Cost of product revenue	61,177	47,379	41,934
Selling, general and administrative	414,628	407,331	172,138
Research and development	126,435	113,871	101,804
Contingent consideration	(3,423)	16,954	5,050
Amortization of intangible assets	84,678	64,407	27,977
Grant repayment	0	0	25,889
Total costs and expenses	1,242,448	1,214,045	568,097
Operating loss	(276,442)	(96,551)	(120,580)
Other income and (expense), net:
Interest income	610	478	255
Interest expense	(6,601)	(7,430)	(8,419)
Fair value changes of derivative instruments, net	52	2,778	(39,083)
Other income (expense), net	10,457	3,903	7,730
Other income and (expense), net	4,518	(271)	(39,517)
Loss before income taxes and investment losses	(271,924)	(96,822)	(160,097)
Income tax benefit (provision)	(18,855)	56,115	113,675
Net loss before investment losses	(290,779)	(40,707)	(46,422)
Loss from investments in investees	(14,471)	(7,652)	(7,105)
Net loss	(305,250)	(48,359)	(53,527)
Less: Net loss attributable to noncontrolling interests	0	0	(1,400)
Net loss attributable to common shareholders	$ (305,250)	$ (48,359)	$ (52,127)
Loss per share:
Loss per share, basic (in dollars per share)	$ (0.55)	$ (0.09)	$ (0.11)
Loss per share, diluted (in dollars per share)	$ (0.55)	$ (0.10)	$ (0.11)
Weighted average common shares outstanding, basic (in shares)	559,160,565	550,846,553	488,065,908
Weighted average common shares outstanding, diluted (in shares)	559,160,565	555,605,448	488,065,908